PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,449
Charges	326	$ 311	$ 292
Impairment	(1)	(5)	(4)
Property, plant and equipment at end of period	1,513	1,449
Reconciliation of changes in property, plant and equipment
Software transferred from assets in course of construction	3	10
Instruments transferred to inventory in the course of construction		7
Capital expenditures relating to property, plant and equipment contracted but not yet provided	52	56
Disclosure of quantitative information about leases for lessee [abstract]
Depreciation charge in the year	$ 56	51	50
Minimum
Reconciliation of changes in property, plant and equipment
Useful Life	3 years
Maximum
Reconciliation of changes in property, plant and equipment
Useful Life	20 years
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,752
Exchange adjustment	(79)	86
Acquisitions - Property, plant and equipment	22	6
Additions	405	452
Disposals	(124)	(119)
Impairment	(6)	(13)
Transfers	(3)	(17)
Property, plant and equipment at end of period	3,967	3,752
Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		3,357
Property, plant and equipment at end of period			3,357
Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,303)	(2,034)
Exchange adjustment	60	(59)
Charges	326	311
Disposals	110	93
Impairment	(5)	(8)
Property, plant and equipment at end of period	(2,454)	(2,303)	(2,034)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22
Property, plant and equipment at end of period	23	22
Right-of-use assets	160
Disclosure of quantitative information about leases for lessee [abstract]
Additions	38
Depreciation charge in the year	43
Right of use assets	160
Land and buildings | Freehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	417
Property, plant and equipment at end of period	439	417
Land and buildings | Freehold | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	616
Exchange adjustment	(9)	15
Acquisitions - Property, plant and equipment	9	5
Additions	53	80
Disposals	(10)	(23)
Impairment		(8)
Transfers	29	14
Property, plant and equipment at end of period	688	616
Land and buildings | Freehold | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		533
Property, plant and equipment at end of period			533
Land and buildings | Freehold | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(199)	(155)
Exchange adjustment	4	(5)
Charges	62	57
Disposals	10	13
Impairment		(5)
Transfers	2
Property, plant and equipment at end of period	$ (249)	(199)	(155)
Buildings | Minimum
Reconciliation of changes in property, plant and equipment
Useful Life	20 years
Buildings | Maximum
Reconciliation of changes in property, plant and equipment
Useful Life	50 years
Instruments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 443
Property, plant and equipment at end of period	402	443
Instruments | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,676
Exchange adjustment	(53)	45
Acquisitions - Property, plant and equipment	9
Additions	151	203
Disposals	(88)	(74)
Transfers	(1)	(10)
Property, plant and equipment at end of period	1,694	1,676
Instruments | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,512
Property, plant and equipment at end of period			1,512
Instruments | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,233)	(1,095)
Exchange adjustment	43	(34)
Charges	178	165
Disposals	75	61
Transfers	(1)
Property, plant and equipment at end of period	(1,292)	(1,233)	(1,095)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	373
Property, plant and equipment at end of period	369	373
Right-of-use assets	31
Disclosure of quantitative information about leases for lessee [abstract]
Additions	15
Depreciation charge in the year	13
Right of use assets	31
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,244
Exchange adjustment	(16)	26
Acquisitions - Property, plant and equipment	2	1
Additions	40	37
Disposals	(28)	(21)
Impairment	(6)	(5)
Transfers	46	64
Property, plant and equipment at end of period	1,282	1,244
Other | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,142
Property, plant and equipment at end of period			1,142
Other | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(871)	(784)
Exchange adjustment	13	(20)
Charges	86	89
Disposals	25	19
Impairment	(5)	(3)
Transfers	(1)
Property, plant and equipment at end of period	(913)	(871)	(784)
Assets in course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	216
Property, plant and equipment at end of period	303	216
Assets in course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	216
Exchange adjustment	(1)
Acquisitions - Property, plant and equipment	2
Additions	161	132
Disposals		(1)
Disposals	2
Transfers	(77)	(85)
Property, plant and equipment at end of period	$ 303	216
Assets in course of construction | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		$ 170
Property, plant and equipment at end of period			$ 170